NON-CURRENT ASSETS HELD FOR SALE (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[2]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year		$ 259,527			$ 199,475	$ 211,247
Additions		89,216			236,632	93,698
Assets sold		(78,784)			(130,784)	(104,940)
Charged-offs		0			0	(5,786)
Changes in fair value		(37,818)			(34,572)	(12,159)
Reclassifications	[1]	(134,795)			(5,631)	(24,901)
Exchange gains in foreign currency		4,036			(5,593)	42,316
Balance at year end balance		101,382	$ 34.0		259,527	$ 199,475
Non-current assets held for sale [member]
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year		259,527
Balance at year end balance		$ 101,382			$ 259,527

[1]	Includes reclassifications to: I) Investment properties by PS. (108,924); II) Investments by Ps. (23,368) and III) Other assets by Ps. (2,503).
[2]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.